Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000017685 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000017685 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017685 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000088012 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000088012 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088012 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189766 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000189766 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000189766 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017686 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000017686 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017686 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017688 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000017688 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017688 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017689 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000017689 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017689 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017691 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000017691 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017691 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189767 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000189767 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000189767 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000088013 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000088013 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088013 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000088014 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000088014 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088014 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017692 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000017692 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%